Annual Total Returns- Invesco Premier Portfolio (Investor) [BarChart] - Investor - Invesco Premier Portfolio - Investor Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.09%	0.08%	0.13%	0.04%	0.02%	0.08%	0.44%	1.05%	1.96%	2.27%